UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2022
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRBUX Ultra Short-Term Bond
Fund –
.
TRSTX Ultra Short-Term Bond
Fund–
.
I  Class
TRZWX Ultra Short-Term Bond
Fund–
.
Z Class

T. ROWE PRICE Ultra Short-Term Bond Fund
HIGHLIGHTS
The fund underperformed its benchmark and its Lipper peer group average over the six-month period ended November 30, 2022.
Front-end fixed income markets saw continued volatility over the past six months, with the yield on the two-year U.S. Treasury note hitting a near-term peak in
October.
The fund’s credit risk exposure increased and ended the period around the midpoint of its typical range as we added investment-grade corporate bonds that offered attractive spreads.
While it’s possible that Treasury rates have seen their peak for this economic cycle, it’s unclear how the market will respond to a period of higher-for-longer interest rate policy.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Ultra Short-Term Bond Fund
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns during the first half of your fund’s fiscal year, the six-month period ended November 30,
2022, while rising bond yields weighed on returns for fixed income investors.
Investors contended with tightening financial conditions and slowing economic and corporate earnings growth, but hopes that persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones Industrial Average recorded positive results and mid-cap growth stocks also performed well, while most other benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S. dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Elevated inflation remained a leading concern for investors throughout the period, although hopes that inflation may have peaked led to rallies during the summer and again in November. The October consumer price index report, which was released in mid-November, was better than expected and showed price increases easing from recent 40-year highs. However, the 7.7% year-over-
year increase in the headline inflation number remained well above the Fed’s
2% target.
In response to the high inflation readings, global central banks continued
to tighten monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Federal Reserve delivered four historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early November, the highest level since 2008.
As our reporting period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 2.85% at the start of the period to 3.68% at the end of November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession, occurred during the period

T. ROWE PRICE Ultra Short-Term Bond Fund

as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient during the period, and overall economic growth turned positive in the third quarter after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Ultra Short-Term Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.
FUND COMMENTARY
How did the fund perform in the past six months?
The fund returned -0.16% in the six-month period ended November 30, 2022, underperforming its benchmark, the Bloomberg Short-Term Government/
Corporate Index, as well as its Lipper peer group average. (Returns for I and Z
Class shares will vary, reflecting their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Front-end fixed income
markets saw continued
volatility over the past six
months, with the yield on
the two-year U.S. Treasury
note hitting a near-term
peak in October. Against this
backdrop, corporate bonds
produced negative absolute
returns as rising Treasury
yields dragged bond prices lower. Corporate credit spreads were volatile, with spreads ranging between pricing in a benign environment to near-recessionary levels. However, in a welcome change from recent periods, credit spreads ended the period roughly flat as opposed to moving higher alongside rates. (Credit spreads are a measure of the additional yield offered by bonds that have credit risk compared with U.S. Treasuries with similar maturities.)
Treasuries depreciated over the reporting period. Front-end Treasury yields rose throughout most of the period as investors priced in a higher-for-longer interest rate regime. However, yields on Treasury notes and bonds moved lower in November as inflation, while still elevated, showed signs of steadily declining and the Fed delivered more clarity around its terminal policy rate.
The economic environment remained resilient, but growth showed clear signs
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
Ultra Short-Term Bond Fund –
.
-0.16%
Ultra Short-Term Bond Fund–
.
I  Class -0.10
Ultra Short-Term Bond Fund–
.
Z Class 0.00
Bloomberg Short-Term Government/
Corporate Index 0.42
Lipper Ultra-Short Obligations Funds
Average 0.39

T. ROWE PRICE Ultra Short-Term Bond Fund

of slowing, and concerns over a possible recession also played a role in pushing
Treasury yields lower. The two-year U.S. Treasury yield began the period at
2.53%, rose to 4.72% near the start of November, and ended the period at
4.38%.
Sector allocations detracted from the fund’s relative performance in aggregate. Out-of-benchmark allocations to securitized sectors, including commercial mortgage-backed securities, asset-backed securities (ABS), and residential mortgage-backed securities (RMBS), weighed on relative results alongside volatility in the rates market. Our allocation to RMBS was a prominent detractor as rising interest rates led to a slowdown in mortgage prepayments, which caused maturities to extend and the prices of these securities to fall. Conversely, an overweight to investment-grade corporate bonds and a corresponding underweight to U.S. Treasuries supported relative performance as hopes of a dovish pivot from the Fed led to a late-period rally in credit spreads.
In aggregate, interest rate management weighed on relative results, as the positive impact of key rate duration positioning could not overcome the cost of carry (cost of ownership) from our intermediate-term interest rate future contracts. We make modest use of these contracts to hedge our interest rate risk within the fund. Additionally, the portfolio’s average duration profile, which was shorter than that of the benchmark, made up for some losses as
U.S. Treasury yields rose broadly across the yield curve. (Duration measures a bond’s or a bond fund’s sensitivity to changes in interest rates.)
Security selection within investment-grade corporate bonds also modestly hindered relative performance. Bonds in the banking sector were hurt by heightened global recession concerns as well as concerns that slowing global growth and higher inflation may reduce lending margins.
As mentioned previously, while we are primarily a cash bond manager, we employ the limited use of derivatives in our strategy for hedging purposes.
Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives, particularly Treasury futures, contributed to absolute performance.

T. ROWE PRICE Ultra Short-Term Bond Fund

How is the fund positioned?
The fund remained defensively positioned in a rising yield environment, with duration falling below the low end of the fund’s 0.5- to 1.0-year target range early in the period and remaining there through period-end. The fund’s credit risk exposure increased and ended the period around the midpoint of its typical range as we added investment-grade corporate bonds that were offering attractive spreads. We maintained our above-average allocation to liquid assets for use during future periods of credit spread widening.
The portfolio has maintained
exposure to a variety of
fixed income credit sectors
but has gradually shifted
away from RMBS in favor of
investment-grade corporate
bonds and ABS. RMBS will
continue to have a position
in the fund going forward
but will likely play a smaller
role than it has historically.
Volatility in credit spreads
provided opportunities
to add corporate bonds
at discounted levels, and
corporate debt represented
nearly 60% of the fund’s
holdings as of November 30,
2022. While market stresses
have continued, our
research team remains
confident in the increased
resilience of balance sheets
and responsible capital
allocation decisions from
management teams.
What is portfolio management’s outlook?
The U.S. economy has held up remarkably well given multi-decade highs in inflation and the Fed aggressively tightening monetary policy. As we head into
2023, this resilience will be tested as monetary policy becomes even tighter and earnings growth and the job market both likely slow from the levels seen in 2022. This macro backdrop sets up a return to a more normalized market
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency. Securities that have
not been rated by any rating agency totaled 0.19% of the
portfolio at the end of the reporting period.
CREDIT QUALITY DIVERSIFICATION
Ultra Short-Term Bond Fund

T. ROWE PRICE Ultra Short-Term Bond Fund

environment in which interest rates and credit spreads could resume their historical relationship of moving in opposite directions. When combined with higher starting yields, the reemergence of this historical relationship would produce an environment more conducive to positive total returns even if the market once again becomes concerned over a potential recession.
While it’s possible that Treasury rates have seen their peak for this economic cycle, it’s unclear how the market will respond to a period of higher-for-longer interest rate policy. This should keep some uncertainty over the future path of interest rates but decidedly less so than earlier this year when rates were much lower than inflation.
In the current environment of heightened volatility, active management can play an even more instrumental part in achieving investor objectives. Our continued goal is to provide high-quality, durable yield and income appropriate for an ultra short-term bond strategy with modest credit and duration risk.
Using the breadth and depth of our global research platform, we will look to selectively add to high-conviction positions as volatility creates attractive entry points.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Ultra Short-Term Bond Fund

RISKS OF BOND INVESTING
The value of investments held by the fund may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate its holdings at inopportune times or at a loss or depressed value. Rapid changes in interest rates may increase the fund’s overall exposure to interest rate risk. A fund investing in mortgage-
backed securities, certain asset-backed securities, and other debt instruments that have embedded call options can be negatively impacted when interest rates fall because borrowers tend to refinance and prepay principal.
The fund’s investments outside the U.S. are subject to special risks, whether the securities (including depositary receipts and other instruments that represent interests in a non-U.S. issuer) are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse local, political, social, and economic conditions overseas; greater volatility; lower liquidity; and the possibility that settlement practices and regulatory and accounting standards will differ from those of U.S. issuers. An issuer of a debt instrument held by the fund could default (fail to make scheduled interest or principal payments), potentially reducing the fund’s income and share price.
BENCHMARK INFORMATION
Note: Bloomberg
®
and Bloomberg Short-Term Government/Corporate Index
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (“BISL”), the administrator of the index
(collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and
Bloomberg does not approve, endorse, review, or recommend its products.
Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2022 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE Ultra Short-Term Bond Fund

Note: © 2022, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
ULTRA SHORT-TERM BOND FUND
*The Lipper Ultra-Short Obligations Funds Average is from 12/31/12.
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years
Since
Inception
Inception
Date
Ultra Short-Term Bond Fund –
.
-1.52% 1.48% 1.21% 12/3/12
Ultra Short-Term Bond Fund–
.
I  Class -1.19 1.61 1.62 7/6/17
Ultra Short-Term Bond Fund–
.
Z  Class -1.01 – -0.44 2/22/21
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Ultra Short-Term Bond Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Ultra Short-Term Bond Fund 0.31%
Ultra Short-Term Bond Fund–I Class 0.18
Ultra Short-Term Bond Fund–Z Class 0.20
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Ultra Short-Term Bond Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
ULTRA SHORT-TERM BOND FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $998.40 $1.55
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.51   1.57
I Class
Actual   1,000.00   999.00   0.95
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.12   0.96
Z Class
Actual   1,000.00   1,000.00   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.07   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.31%, the
2
I Class
was 0.19%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Ultra Short-Term Bond Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years
Since
Inception
Inception
Date
Ultra Short-Term Bond Fund –
.
-1.82% 1.49% 1.20% 12/3/12
Ultra Short-Term Bond Fund–
.
I  Class -1.69  1.62  1.62  7/6/17
Ultra Short-Term Bond Fund–
.
Z  Class -1.50  – -0.66  2/22/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I and
3
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how each class would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 4 .96 $ 5 .09 $ 5 .02 $ 5 .03 $ 5 .01 $ 5 .02
Investment activities
Net investment
income
(1)(2)
0 .05 0 .04 0 .06 0 .12 0 .14 0 .10
Net realized and
unrealized gain/loss ( 0 .06 ) ( 0 .11 ) 0 .08 ( 0 .01 ) 0 .02 ( 0 .02 )
Total from
investment activities ( 0 .01 ) ( 0 .07 ) 0 .14 0 .11 0 .16 0 .08
Distributions
Net investment
income ( 0 .05 ) ( 0 .04 ) ( 0 .06 ) ( 0 .12 ) ( 0 .14 ) ( 0 .09 )
Net realized gain — ( 0 .02 ) ( 0 .01 ) — — —
Total distributions ( 0 .05 ) ( 0 .06 ) ( 0 .07 ) ( 0 .12 ) ( 0 .14 ) ( 0 .09 )
NET ASSET VALUE
End of period $ 4 .90 $ 4 .96 $ 5 .09 $ 5 .02 $ 5 .03 $ 5 .01

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 0 .16 ) % ( 1 .41 ) % 2 .75% 2 .21% 3 .27% 1 .68%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(4)
0 .33%
(5)
0 .36% 0 .45% 0 .44% 0 .42% 0 .42%
Net expenses after
waivers/payments
by Price Associates 0 .31%
(5)
0 .33% 0 .35% 0 .35% 0 .35% 0 .35%
Net investment
income 2 .01%
(5)
0 .72% 1 .12% 2 .34% 2 .79% 1 .87%
Portfolio turnover rate 15 .1% 56 .2% 45 .8% 69 .8% 40 .1% 42 .1%
Net assets, end of
period (in millions) $1,845 $2,409 $4,169 $1,869 $1,164 $615
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6. Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
7/6/17
(1)
Through
5/31/18 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 4 .97 $ 5 .10 $ 5 .03 $ 5 .04 $ 5 .01 $ 5 .02
Investment activities
Net investment
income
(2)(3)
0 .05 0 .04 0 .06 0 .12 0 .14 0 .10
Net realized and
unrealized gain/loss ( 0 .05 ) ( 0 .11 ) 0 .09 ( 0 .01 ) 0 .03 ( 0 .02 )
Total from
investment activities —
(4)
( 0 .07 ) 0 .15 0 .11 0 .17 0 .08
Distributions
Net investment
income ( 0 .06 ) ( 0 .04 ) ( 0 .07 ) ( 0 .12 ) ( 0 .14 ) ( 0 .09 )
Net realized gain — ( 0 .02 ) ( 0 .01 ) — — —
Total distributions ( 0 .06 ) ( 0 .06 ) ( 0 .08 ) ( 0 .12 ) ( 0 .14 ) ( 0 .09 )
NET ASSET VALUE
End of period $ 4 .91 $ 4 .97 $ 5 .10 $ 5 .03 $ 5 .04 $ 5 .01

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
7/6/17
(1)
Through
5/31/18 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(3)(5)
( 0 .10 ) % ( 1 .27 ) % 2 .88% 2 .31% 3 .47% 1 .52%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by Price
Associates
(6)
0 .19%
(7)
0 .22% 0 .32% 0 .33% 0 .35% 0 .36%
(7)
Net expenses after
waivers/payments
by Price Associates 0 .19%
(7)
0 .19% 0 .23% 0 .25% 0 .35% 0 .35%
(7)
Net investment
income 2 .13%
(7)
0 .87% 1 .20% 2 .47% 2 .79% 2 .11%
(7)
Portfolio turnover rate 15 .1% 56 .2% 45 .8% 69 .8% 40 .1% 42 .1%
Net assets, end of
period (in thousands) $1,054,081 $1,288,432 $855,064 $263,120 $165,192 $110,678
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
See Note 6. Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(7)
Annualized

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/22
. . Year
Ended
5/31/22
2/22/21
(1)
Through
5/31/21
NET ASSET VALUE
Beginning of period $ 4 .97 $ 5 .09 $ 5 .10
Investment activities
Net investment income
(2)(3)
0 .06 0 .05 0 .02
Net realized and unrealized gain/loss ( 0 .06 ) ( 0 .10 ) ( 0 .01 )
(4)
Total from investment activities —
(5)
( 0 .05 ) 0 .01
Distributions
Net investment income ( 0 .06 ) ( 0 .05 ) ( 0 .02 )
Net realized gain — ( 0 .02 ) —
Total distributions ( 0 .06 ) ( 0 .07 ) ( 0 .02 )
NET ASSET VALUE
End of period $ 4 .91 $ 4 .97 $ 5 .09

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/22
. . Year
Ended
5/31/22
2/22/21
(1)
Through
5/31/21
Ratios/Supplemental Data
Total return
(3)(6)
0 .00% ( 0 .89 ) % 0 .11%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0 .18%
(7)
0 .25% 0 .33%
(7)
Net expenses after waivers/payments by Price Associates 0 .00%
(7)
0 .00% 0 .00%
(7)
Net investment income 2 .35%
(7)
1 .06% 1 .13%
(7)
Portfolio turnover rate 15 .1% 56 .2% 45 .8%
Net assets, end of period (in thousands) $96 $97 $100
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Amounts round to less than $0.01 per share.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(7)
Annualized

T. ROWE PRICE Ultra Short-Term Bond Fund
November 30, 2022 (Unaudited)
19
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 11.9%
Auto Backed 6.9%
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  800 780
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B
0.76%, 12/18/25  7,500 7,215
ARI Fleet Lease Trust
Series 2020-A, Class B
2.06%, 11/15/28  (1) 270 269
Avis Budget Rental Car Funding AESOP
Series 2017-2A, Class D
4.56%, 3/20/24  (1) 5,000 4,977
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class D
5.25%, 9/20/24  (1) 6,530 6,396
Carvana Auto Receivables Trust
Series 2021-N4, Class B
1.24%, 9/11/28  7,686 7,392
Chase Auto Credit Linked Notes
Series 2020-1, Class B
0.991%, 1/25/28  (1) 799 785
Chase Auto Credit Linked Notes
Series 2020-2, Class B
0.84%, 2/25/28  (1) 1,732 1,685
Chase Auto Credit Linked Notes
Series 2021-2, Class B
0.889%, 12/26/28  (1) 10,655 10,220
Chase Auto Credit Linked Notes
Series 2021-3, Class B
0.76%, 2/26/29  (1) 8,991 8,443
Exeter Automobile Receivables Trust
Series 2021-2A, Class B
0.57%, 9/15/25  8,451 8,373
Exeter Automobile Receivables Trust
Series 2022-3A, Class B
4.86%, 12/15/26  5,400 5,296
Exeter Automobile Receivables Trust
Series 2022-64, Class A3
5.70%, 8/17/26  1,550 1,550
Ford Credit Auto Lease Trust
Series 2020-B, Class B
1.00%, 11/15/23  331 330
Ford Credit Auto Lease Trust
Series 2021-A, Class B
0.47%, 5/15/24  17,400 17,001
T. ROWE PRICE Ultra Short-Term Bond Fund

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class B
0.98%, 9/15/25  5,195 4,977
GM Financial Automobile Leasing Trust
Series 2020-2, Class B
1.56%, 7/22/24  2,130 2,124
GM Financial Automobile Leasing Trust
Series 2020-3, Class B
0.76%, 10/21/24  2,215 2,188
GM Financial Automobile Leasing Trust
Series 2022-2, Class B
4.02%, 5/20/26  6,700 6,518
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B
1.03%, 8/15/25  (1) 1,435 1,382
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class B
0.96%, 10/15/25  (1) 2,145 2,049
Hyundai Auto Lease Securitization Trust
Series 2020-B, Class B
0.81%, 10/15/24  (1) 1,930 1,904
Hyundai Auto Lease Securitization Trust
Series 2021-A, Class B
0.61%, 10/15/25  (1) 8,700 8,442
Hyundai Auto Lease Securitization Trust
Series 2021-B, Class B
0.62%, 3/16/26  (1) 20,345 19,237
Hyundai Auto Lease Securitization Trust
Series 2022-C, Class A4
4.48%, 8/17/26  (1) 7,035 6,939
JPMorgan Chase Bank - CACLN
Series 2021-1, Class B
0.875%, 9/25/28  (1) 947 912
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class B
1.45%, 10/16/28  (1) 1,013 993
Santander Consumer Auto Receivables Trust
Series 2021-CA, Class B
1.44%, 4/17/28  (1) 24 24
Santander Drive Auto Receivables Trust
Series 2020-3, Class C
1.12%, 1/15/26  1,455 1,439
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  10,350 10,050
Santander Drive Auto Receivables Trust
Series 2022-7, Class A2
5.81%, 1/15/26  4,165 4,161

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Retail Auto Lease Trust
Series 2020-B, Class B
0.82%, 12/20/24  (1) 11,555 10,943
Santander Retail Auto Lease Trust
Series 2021-B, Class B
0.84%, 6/20/25  (1) 13,860 12,971
Santander Retail Auto Lease Trust
Series 2021-C, Class B
0.83%, 3/20/26  (1) 10,135 9,482
World Omni Automobile Lease Securitization Trust
Series 2020-B, Class B
0.70%, 2/17/26  7,250 7,056
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  5,585 5,379
199,882
Collateralized Debt Obligation 0.5%
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 5.043%, 1/20/28  (1) 662 655
Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 4.994%, 1/18/28  (1) 729 722
Symphony Static I
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 0.83%, 5.188%, 10/25/29  (1) 14,442 14,217
15,594
Home Equity Loans Backed 0.2%
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50  (1) 6,732 5,501
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50  (1) 1,627 1,328
6,829
Other Asset-Backed Securities 2.6%
ARI Fleet Lease Trust
Series 2021-A, Class A2
0.37%, 3/15/30  (1) 5,197 5,092
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28  (1) 596 587
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30  (1) 3,255 3,115
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28  (1) 40 40

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33  (1) 652 608
HPEFS Equipment Trust
Series 2021-2A, Class B
0.61%, 9/20/28  (1) 5,250 5,014
MVW
Series 2020-1A, Class A
1.74%, 10/20/37  (1) 66 60
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41  (1) 3,830 3,501
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69  (1) 13,118 11,329
Nelnet Student Loan Trust
Series 2021-DA, Class AFL, FRN
1M USD LIBOR + 0.69%, 4.629%, 4/20/62  (1) 4,856 4,694
Octane Receivables Trust
Series 2021-1A, Class A
0.93%, 3/22/27  (1) 7,514 7,241
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28  (1) 6,472 6,166
Octane Receivables Trust
Series 2022-1A, Class A2
4.18%, 3/20/28  (1) 5,447 5,315
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31  (1) 2,904 2,786
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32  (1) 11,138 10,855
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class B
5.721%, 8/16/32  (1) 4,273 4,250
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36  (1) 3,214 3,014
Sierra Timeshare Receivables Funding
Series 2020-2A, Class A
1.33%, 7/20/37  (1) 194 182
73,849
Student Loans 1.7%
Navient Private Education Loan Trust
Series 2016-AA, Class A2A
3.91%, 12/15/45  (1) 9,217 8,904

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Loan Trust
Series 2017-A, Class A2B, FRN
1M USD LIBOR + 0.90%, 4.773%, 12/16/58  (1) 349 348
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69  (1) 665 595
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69  (1) 2,730 2,419
Navient Private Education Refi Loan Trust
Series 2020-IA, Class A1A
1.33%, 4/15/69  (1) 3,023 2,572
Navient Private Education Refi Loan Trust
Series 2021-A, Class A
0.84%, 5/15/69  (1) 1,232 1,052
Navient Private Education Refi Loan Trust
Series 2021-BA, Class A
0.94%, 7/15/69  (1) 5,985 5,052
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A
0.97%, 12/16/69  (1) 9,352 7,726
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A
1.11%, 2/18/70  (1) 3,733 3,058
Navient Private Education Refi Loan Trust
Series 2021-GA, Class A
1.58%, 4/15/70  (1) 11,939 10,068
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70  (1) 3,190 2,775
SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M USD LIBOR + 1.50%, 5.375%, 4/15/32  (1) 1,373 1,370
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36  (1) 2,022 1,922
47,861
Total Asset-Backed Securities
(Cost $365,017) 344,015
CORPORATE BONDS 61.7%
Advertising 0.6%
WPP Finance 2010, 3.75%, 9/19/24  18,350 17,721
17,721

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Airlines 0.5%
SMBC Aviation Capital Finance, 4.125%, 7/15/23  (1) 13,698 13,507
13,507
Automotive 3.6%
BMW U.S. Capital, FRN, SOFRINDX + 0.53%, 4.051%, 4/1/24  (1) 10,000 9,936
Daimler Trucks Finance North America, FRN, SOFR + 0.75%, 4.054%,
12/13/24  (1) 12,843 12,660
Daimler Trucks Finance North America, FRN, SOFR + 1.00%, 4.561%,
4/5/24  (1) 10,000 9,943
Hyundai Capital America, 0.80%, 1/8/24  (1) 1,000 947
Hyundai Capital America, 1.00%, 9/17/24  (1) 19,874 18,258
Mercedes-Benz Finance North America, 5.50%, 11/27/24  (1) 5,850 5,887
Nissan Motor, 3.043%, 9/15/23  (1) 17,346 16,934
Nissan Motor Acceptance, 3.45%, 3/15/23  (1) 5,528 5,494
Nissan Motor Acceptance, 3.875%, 9/21/23  (1) 5,000 4,887
Stellantis, 5.25%, 4/15/23  20,110 19,984
104,930
Banking 21.2%
AIB Group, 4.75%, 10/12/23  (1) 21,035 20,753
Banco Santander, 5.147%, 8/18/25  4,800 4,756
Banco Santander, FRN, SOFR + 1.24%, 5.067%, 5/24/24  5,000 4,979
Bank of America, FRN, SOFR + 0.69%, 4.428%, 4/22/25  15,000 14,737
Bank of Ireland Group, 4.50%, 11/25/23  (1) 27,452 26,873
Bank of Montreal, FRN, SOFRINDX + 0.32%, 3.904%, 7/9/24  10,000 9,850
Bank of Montreal, Series H, 4.25%, 9/14/24  2,945 2,909
Bank of Nova Scotia, FRN, SOFRINDX + 0.445%, 4.088%, 4/15/24  17,145 16,952
Bank of Nova Scotia, FRN, SOFRINDX + 0.55%, 3.854%, 9/15/23  12,544 12,506
Barclays, 4.375%, 9/11/24  11,420 11,113
Barclays, VR, 4.338%, 5/16/24  (2) 5,000 4,950
Barclays, VR, 5.304%, 8/9/26  (2) 8,300 8,119
BDO Unibank, 2.95%, 3/6/23  11,650 11,557
BPCE, 5.70%, 10/22/23  (1) 34,423 33,806
Canadian Imperial Bank of Commerce, FRN, SOFRINDX + 0.40%,
3.687%, 12/14/23  6,257 6,218
Capital One Financial, FRN, SOFR + 1.35%, 5.175%, 5/9/25  10,000 9,840
Capital One Financial, VR, 2.636%, 3/3/26  (2) 7,060 6,605
Citigroup, FRN, SOFR + 0.669%, 4.476%, 5/1/25  15,000 14,714
Credit Suisse, Series FRN, FRN, SOFRINDX + 1.26%, 5.086%,
2/21/25  4,000 3,734
Credit Suisse Group, VR, 2.997%, 12/14/23  (1)(2) 14,030 13,878
Credit Suisse Group, VR, 4.207%, 6/12/24  (1)(2) 10,000 9,715
Danske Bank, 3.875%, 9/12/23  (1) 7,695 7,579
Danske Bank, 5.375%, 1/12/24  (1) 2,916 2,890
Danske Bank, VR, 1.171%, 12/8/23  (1)(2) 7,225 7,219
Danske Bank, VR, 3.773%, 3/28/25  (1)(2) 6,675 6,409
Deutsche Bank, Series E, FRN, SOFR + 0.50%, 4.324%, 11/8/23  20,000 19,738

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Goldman Sachs Group, FRN, SOFR + 0.50%, 3.719%, 9/10/24  10,000 9,819
Goldman Sachs Group, FRN, SOFR + 0.58%, 3.765%, 3/8/24  10,000 9,890
Goldman Sachs Group, FRN, SOFR + 0.70%, 4.405%, 1/24/25  9,950 9,764
Goldman Sachs Group, FRN, SOFR + 1.39%, 4.694%, 3/15/24  5,000 4,992
HSBC Holdings, 4.25%, 3/14/24  20,041 19,658
HSBC Holdings, FRN, SOFR + 0.58%, 4.406%, 11/22/24  10,000 9,744
ING Bank, 5.80%, 9/25/23  3,307 3,293
Intesa Sanpaolo, 3.375%, 1/12/23  (1) 15,000 14,947
Intesa Sanpaolo, 5.25%, 1/12/24  9,510 9,367
JPMorgan Chase, FRN, SOFR + 0.535%, 4.363%, 6/1/25  10,000 9,810
JPMorgan Chase, Series FRN, FRN, SOFR + 0.58%, 4.02%, 6/23/25  10,000 9,782
KEB Hana Bank, 4.625%, 10/24/23  12,500 12,376
Mitsubishi UFJ Financial Group, VR, 5.063%, 9/12/25  (2) 17,165 17,014
Morgan Stanley, FRN, SOFR + 0.95%, 4.777%, 2/18/26  14,925 14,620
Morgan Stanley, FRN, SOFR + 1.165%, 4.844%, 4/17/25  10,000 9,910
Nationwide Building Society, VR, 3.766%, 3/8/24  (1)(2) 10,029 9,960
NatWest Group, VR, 2.359%, 5/22/24  (2) 5,000 4,902
NatWest Markets, FRN, SOFR + 0.53%, 4.355%, 8/12/24  (1) 6,315 6,181
NatWest Markets, FRN, SOFR + 1.45%, 4.873%, 3/22/25  (1) 2,483 2,465
Santander U.K., 5.00%, 11/7/23  (1) 5,000 4,921
Santander U.K. Group Holdings, VR, 1.089%, 3/15/25  (2) 10,510 9,756
Societe Generale, 5.00%, 1/17/24  (1) 7,815 7,699
Societe Generale, FRN, SOFR + 1.05%, 4.746%, 1/21/26  (1) 10,000 9,559
Standard Chartered, 3.95%, 1/11/23  (1) 23,807 23,684
Standard Chartered, 5.20%, 1/26/24  (1) 2,157 2,129
Standard Chartered, FRN, SOFR + 0.93%, 4.757%, 11/23/25  (1) 5,000 4,820
State Bank of India, 4.50%, 9/28/23  13,300 13,194
Toronto-Dominion Bank, FRN, SOFR + 0.22%, 4.048%, 6/2/23  10,000 9,963
Toronto-Dominion Bank, FRN, SOFR + 0.35%, 3.569%, 9/10/24  10,000 9,812
Truist Financial, FRN, SOFR + 0.40%, 3.602%, 6/9/25  20,000 19,515
UBS, FRN, SOFR + 0.36%, 4.184%, 2/9/24  (1) 10,000 9,928
Wells Fargo, FRN, SOFR + 1.32%, 5.036%, 4/25/26  9,900 9,813
615,686
Cable Operators 0.7%
Charter Communications Operating, 4.908%, 7/23/25  12,940 12,745
Cox Communications, 3.15%, 8/15/24  (1) 7,900 7,588
20,333
Chemicals 1.6%
Celanese U.S. Holdings, 5.90%, 7/5/24  20,000 19,853
Cytec Industries, 3.50%, 4/1/23  23,569 23,550
International Flavors & Fragrances, 3.20%, 5/1/23  4,303 4,265
47,668
Computer Service & Software 0.1%
Oracle, 5.80%, 11/10/25  2,945 3,012
3,012

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Drugs 0.2%
Perrigo Finance Unlimited, 3.90%, 12/15/24  3,364 3,171
Viatris, 1.65%, 6/22/25  4,360 3,945
7,116
Energy 5.4%
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  12,218 12,293
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24  5,500 5,563
Continental Resources, 4.50%, 4/15/23  5,825 5,803
DCP Midstream Operating, 5.375%, 7/15/25  15,925 15,694
Devon Energy, 8.25%, 8/1/23  35,159 35,773
Ecopetrol, 5.875%, 9/18/23  7,900 7,855
Energy Transfer Partners, 4.50%, 11/1/23  4,209 4,162
Gray Oak Pipeline, 2.00%, 9/15/23  (1) 24,536 23,815
Kinder Morgan, 5.625%, 11/15/23  (1) 6,186 6,190
Plains All American Pipeline, 2.85%, 1/31/23  13,361 13,302
Plains All American Pipeline, 3.85%, 10/15/23  9,815 9,667
Sabine Pass Liquefaction, 5.625%, 4/15/23  16,339 16,333
156,450
Financial 3.7%
AerCap Ireland Capital, 1.65%, 10/29/24  7,230 6,659
AerCap Ireland Capital, 4.125%, 7/3/23  22,810 22,586
AerCap Ireland Capital, 4.50%, 9/15/23  2,075 2,048
AerCap Ireland Capital, 4.875%, 1/16/24  2,000 1,969
AerCap Ireland Capital, FRN, SOFR + 0.68%, 4.183%, 9/29/23  6,835 6,690
Ally Financial, 1.45%, 10/2/23  8,500 8,206
Ally Financial, 4.625%, 3/30/25  1,475 1,450
Ally Financial, 5.125%, 9/30/24  6,400 6,328
CNO Financial Group, 5.25%, 5/30/25  2,000 1,977
General Motors Financial, 4.15%, 6/19/23  1,390 1,381
General Motors Financial, FRN, SOFR + 0.62%, 4.263%, 10/15/24  15,000 14,616
General Motors Financial, FRN, SOFR + 0.76%, 3.945%, 3/8/24  20,000 19,646
Indian Railway Finance, 3.73%, 3/29/24  8,000 7,819
Western Union, 2.85%, 1/10/25  2,408 2,286
Western Union, 4.25%, 6/9/23  3,050 3,028
106,689
Food/Tobacco 1.7%
BAT Capital, 2.789%, 9/6/24  10,731 10,251
BAT Capital, 3.222%, 8/15/24  1,800 1,736
Imperial Brands Finance, 3.125%, 7/26/24  (1) 4,200 4,004
Imperial Brands Finance, 3.50%, 2/11/23  (1) 17,510 17,380
Imperial Brands Finance, 4.25%, 7/21/25  (1) 4,935 4,712
Philip Morris International, 5.125%, 11/15/24  10,885 10,885
48,968
Forest Products 0.3%
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  10,000 9,837

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
9,837
Gas & Gas Transmission 0.2%
Kinder Morgan Energy Partners, 3.45%, 2/15/23  5,000 4,982
4,982
Health Care 2.3%
HCA, 5.00%, 3/15/24  9,900 9,839
HCA, 5.375%, 2/1/25  5,950 5,908
Humana, 0.65%, 8/3/23  20,255 19,656
Mylan, 3.125%, 1/15/23  (1) 11,246 11,200
Mylan, 4.20%, 11/29/23  8,761 8,660
Stryker, 0.60%, 12/1/23  3,370 3,218
Thermo Fisher Scientific, FRN, SOFR + 0.53%, 4.182%, 10/18/24  8,250 8,174
66,655
Information Technology 1.4%
Analog Devices, FRN, SOFR + 0.25%, 3.771%, 10/1/24  3,225 3,179
Baidu, 3.875%, 9/29/23  1,000 989
Equifax, 3.95%, 6/15/23  4,000 3,974
Marvell Technology, 4.20%, 6/22/23  7,624 7,538
Microchip Technology, 0.972%, 2/15/24  7,600 7,190
Microchip Technology, 2.67%, 9/1/23  4,595 4,495
Microchip Technology, 4.333%, 6/1/23  9,764 9,714
Skyworks Solutions, 0.90%, 6/1/23  3,075 3,004
40,083
Insurance 2.1%
Athene Global Funding, 1.20%, 10/13/23  (1) 4,040 3,876
Athene Global Funding, 2.50%, 1/14/25  (1) 4,103 3,840
Athene Global Funding, 2.514%, 3/8/24  (1) 5,000 4,773
Athene Global Funding, FRN, SOFR + 0.70%, 4.527%, 5/24/24  (1) 5,000 4,911
Athene Global Funding, FRN, SOFR + 0.715%, 4.294%, 1/7/25  (1) 9,850 9,570
Brighthouse Financial Global Funding, 1.00%, 4/12/24  (1) 970 908
Brighthouse Financial Global Funding, FRN, SOFR + 0.76%, 4.363%,
4/12/24  (1) 18,003 17,811
Corebridge Financial, 3.50%, 4/4/25  (1) 7,250 6,941
Liberty Mutual Group, 4.25%, 6/15/23  (1) 2,504 2,482
Principal Life Global Funding II, FRN, SOFR + 0.45%, 4.053%,
4/12/24  (1) 4,800 4,761
Trinity Acquisition, 4.625%, 8/15/23  2,202 1,982
61,855
Investment Dealers 0.3%
Charles Schwab, FRN, SOFRINDX + 0.50%, 3.838%, 3/18/24  10,000 9,937
9,937
Lodging 0.8%
Hyatt Hotels, 1.30%, 10/1/23  6,255 6,050
Marriott International, 3.125%, 2/15/23  9,128 9,091
Marriott International, Series Z, 4.15%, 12/1/23  7,050 6,977
22,118

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Manufacturing 0.3%
Siemens Financieringsmaatschappij, FRN, SOFR + 0.43%, 3.649%,
3/11/24  (1) 10,000 9,974
9,974
Media & Communications 1.8%
Magallanes, 3.428%, 3/15/24  (1) 4,965 4,815
Magallanes, 3.638%, 3/15/25  (1) 10,805 10,304
Magallanes, FRN, SOFRINDX + 1.78%, 5.084%, 3/15/24  (1) 9,925 9,878
PCCW-HKT Capital No 5, 3.75%, 3/8/23  6,931 6,905
SES, 3.60%, 4/4/23  (1) 20,064 19,788
51,690
Metals & Mining 0.7%
ABJA Investment, 4.45%, 7/24/23  11,300 11,204
POSCO Holdings, 2.375%, 1/17/23  4,000 3,985
POSCO Holdings, 4.00%, 8/1/23  5,225 5,182
20,371
Oil Field Services 0.8%
Energy Transfer, 3.60%, 2/1/23  5,275 5,257
Energy Transfer, 4.25%, 3/15/23  2,000 1,993
Energy Transfer, 4.90%, 2/1/24  4,265 4,232
Energy Transfer, 5.875%, 1/15/24  6,578 6,584
Energy Transfer, Series 5Y, 4.20%, 9/15/23  6,570 6,507
24,573
Other Telecommunications 0.4%
British Telecommunications, 4.50%, 12/4/23  11,134 11,023
11,023
Petroleum 0.8%
Aker BP, 3.00%, 1/15/25  (1) 9,072 8,573
Enbridge, FRN, SOFRINDX + 0.63%, 4.456%, 2/16/24  14,625 14,505
23,078
Railroads 0.3%
Eastern Creation II Investment Holdings, 1.00%, 9/10/23  7,970 7,715
7,715
Real Estate Investment Trust Securities 0.3%
Essex Portfolio, 3.25%, 5/1/23  1,541 1,532
Public Storage, FRN, SOFR + 0.47%, 4.173%, 4/23/24  6,305 6,252
Realty Income, 4.60%, 2/6/24  1,636 1,621
9,405
Retail 0.9%
7-Eleven, 0.625%, 2/10/23  (1) 2,440 2,418
Nordstrom, 2.30%, 4/8/24  9,395 8,761
QVC, 4.85%, 4/1/24  16,245 15,270
26,449
Services 0.2%
CDW, 5.50%, 12/1/24  3,675 3,638

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Nature Conservancy, Series A, 0.467%, 7/1/23  850 829
Nature Conservancy, Series A, 0.625%, 7/1/24  650 607
5,074
Telephones 0.8%
AT&T, FRN, SOFRINDX + 0.64%, 4.097%, 3/25/24  13,328 13,223
Ooredoo International Finance, 3.25%, 2/21/23  9,500 9,467
22,690
Transportation 0.5%
Penske Truck Leasing, 4.125%, 8/1/23  (1) 4,282 4,236
Triton Container International, 0.80%, 8/1/23  (1) 9,230 8,893
13,129
Transportation (Excluding Railroads) 1.2%
Sydney Airport Finance, 3.90%, 3/22/23  (1) 35,651 35,487
35,487
Transportation Services 0.2%
HPHT Finance, 2.875%, 11/5/24  (3) 5,190 4,949
4,949
Utilities 4.6%
Alexander Funding Trust, 1.841%, 11/15/23  (1) 10,990 10,361
Edison International, 2.95%, 3/15/23  5,000 4,944
Hero Asia Investment, 1.50%, 11/18/23  (3) 12,800 12,336
NextEra Energy Capital Holdings, FRN, SOFR + 0.40%, 4.207%,
11/3/23  39,800 39,363
NRG Energy, 3.75%, 6/15/24  (1) 670 646
Pacific Gas & Electric, 3.25%, 6/15/23  5,000 4,932
Pacific Gas & Electric, 4.25%, 8/1/23  2,500 2,468
Pacific Gas & Electric, 4.95%, 6/8/25  9,900 9,716
Saudi Electricity Global Sukuk, 3.473%, 4/8/23  6,000 5,966
Southern, STEP, 4.475%, 8/1/24  8,315 8,180
Southern California Edison, FRN, SOFR + 0.83%, 4.351%, 4/1/24  2,475 2,453
Southern California Edison, Series D, 3.40%, 6/1/23  2,350 2,327
State Grid Overseas Investment, 3.75%, 5/2/23  4,714 4,696
Vistra Operations, 3.55%, 7/15/24  (1) 24,655 23,545
131,933
Wireless Communications 1.2%
American Tower, 2.95%, 1/15/25  5,279 5,040
SBA Tower Trust, 3.448%, 3/15/23  (1) 15,000 14,928
Sprint, 7.125%, 6/15/24  14,750 15,063
35,031
Total Corporate Bonds
(Cost $1,831,226) 1,790,118

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.9%
Energy 0.4%
Korea National Oil, 1.75%, 4/18/25  10,500 9,654
Foreign Govt & Muni (Excl Canadian) 0.5%
Japan Treasury Discount Bill, (0.14)%, 2/13/23 (JPY)  1,045,950 7,576
Japan Treasury Discount Bill, (0.13)%, 2/6/23 (JPY)  1,057,200 7,658
15,234
Total Foreign Government Obligations & Municipalities
(Cost $24,622) 24,888
MUNICIPAL SECURITIES 0.7%
California 0.1%
California Municipal Fin. Auth., National Univ., Series B, 3.323%,
4/1/23  1,030 1,024
Port of Oakland, Senior Lien, Series R, 0.821%, 5/1/23  1,040 1,023
2,047
Illinois 0.0%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.708%,
12/1/22  680 680
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.838%,
12/1/23  870 844
1,524
Iowa 0.0%
Iowa Tobacco Settlement Auth., Series A-1, 0.663%, 6/1/23  1,500 1,466
1,466
Michigan 0.1%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series A,
1.503%, 7/1/23  250 245
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23  2,125 2,075
2,320
New Jersey 0.0%
New Jersey Turnpike Auth., Series B, 0.473%, 1/1/23  150 149
149
Oregon 0.1%
Medford Hosp. Fac. Auth., Asante Project, Series B, 1.73%, 8/15/23  1,710 1,674
1,674
South Dakota 0.1%
Educational Enhancement Funding, 0.706%, 6/1/23  2,700 2,645
2,645
Texas 0.1%
Central Texas Regional Mobility Auth., Senior Lien, Series C, 1.345%,
1/1/24  500 481

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Central Texas Regional Mobility Auth., Subordinate, Series D, 1.486%,
1/1/23  170 170
Central Texas Regional Mobility Auth., Subordinate, Series D, 1.645%,
1/1/24  510 490
Dallas/Fort Worth Int'l. Airport, Series C, 1.041%, 11/1/23  500 483
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center,
1.071%, 9/1/23  (4) 475 462
2,086
West Virginia 0.2%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.193%, 6/1/23  5,415 5,295
5,295
Total Municipal Securities
(Cost $19,643) 19,206
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 10.4%
Commercial Mortgage-Backed Securities 2.6%
BX Commercial Mortgage Trust
Series 2019-XL, Class A, ARM
1M TSFR + 1.034%, 4.829%, 10/15/36  (1) 1,462 1,436
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, ARM
1M USD LIBOR + 0.93%, 4.805%, 10/15/37  (1) 4,514 4,367
BX Commercial Mortgage Trust
Series 2021-SOAR, Class A, ARM
1M USD LIBOR + 0.67%, 4.546%, 6/15/38  (1) 4,962 4,751
BX Trust
Series 2021-ARIA, Class A, ARM
1M USD LIBOR + 0.899%, 4.774%, 10/15/36  (1) 3,100 2,910
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, ARM
1M USD LIBOR + 0.80%, 4.675%, 2/15/38  (1) 3,000 2,792
Goldman Sachs Mortgage Securities Trust
Series 2021-ROSS, Class A, ARM
1M USD LIBOR + 1.15%, 5.026%, 5/15/26  (1) 6,665 6,259
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 4.909%, 12/15/36  (1) 10,000 9,648
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class A, ARM
1M USD LIBOR + 1.25%, 5.125%, 9/15/29  (1) 4,303 4,175
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class B, ARM
1M USD LIBOR + 1.60%, 5.475%, 9/15/29  (1) 7,000 6,694

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M USD LIBOR + 1.37%, 5.246%, 10/15/33  (1) 9,870 9,424
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class A, ARM
1M USD LIBOR + 0.55%, 4.425%, 12/15/37  (1) 2,840 2,726
MHC Trust
Series 2021-MHC2, Class A, ARM
1M USD LIBOR + 0.85%, 4.725%, 5/15/38  (1) 12,500 12,046
ONE Mortgage Trust
Series 2021-PARK, Class A, ARM
1M TSFR + 0.814%, 4.608%, 3/15/36  (1) 7,110 6,773
74,001
Whole Loans Backed 7.8%
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49  (1) 1,314 1,232
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66  (1) 5,309 4,381
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48  (1) 35 34
Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48  (1) 44 44
Angel Oak Mortgage Trust I
Series 2019-1, Class A3, CMO, ARM
4.124%, 11/25/48  (1) 44 44
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56  (1) 11,368 9,816
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65  (1) 1,401 1,315
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 5.216%, 1/25/30  1,393 1,391
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 4.866%, 10/25/30  2,817 2,768
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 4.866%, 10/25/30  1,398 1,381
Connecticut Avenue Securities
Series 2021-R01, Class 1M1, CMO, ARM
SOFR30A + 0.75%, 4.271%, 10/25/41  (1) 507 502

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65  (1) 5,993 5,319
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66  (1) 6,056 5,036
Eagle RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 5.097%, 4/25/34  (1) 7,385 7,335
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59  (1) 311 292
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60  (1) 3,407 3,048
Goldman Sachs Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, CMO, ARM
1.382%, 9/27/60  (1) 1,168 1,060
Goldman Sachs Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A6, CMO, ARM
2.50%, 10/25/51  (1) 15,471 13,517
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65  (1) 205 204
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56  (1) 9,419 7,228
JPMorgan Mortgage Trust
Series 2020-INV2, Class A4A, CMO, ARM
2.50%, 10/25/50  (1) 259 254
MFA Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.029%, 11/25/64  (1) 7,885 6,317
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56  (1) 17,908 14,354
OBX Trust
Series 2018-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.85%, 4.894%, 4/25/48  (1) 203 199
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 4.944%, 10/25/59  (1) 198 189
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60  (1) 761 672
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60  (1) 4,199 3,654

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.90%, 4.486%, 12/25/49  (1) 560 515
OBX Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.072%, 2/25/66  (1) 8,575 7,399
PSMC Trust
Series 2021-1, Class A11, CMO, ARM
2.50%, 3/25/51  (1) 11,051 9,737
PSMC Trust
Series 2021-2, Class A3, CMO, ARM
2.50%, 5/25/51  (1) 11,731 10,058
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 3/25/48  (1) 259 239
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59  (1) 84 80
SG Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
1.16%, 7/25/61  (1) 16,199 13,175
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55  (1) 3,744 3,444
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65  (1) 2,720 2,506
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, CMO, ARM
1.127%, 6/25/56  (1) 12,392 9,913
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56  (1) 19,490 15,560
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M1, CMO, ARM
SOFR30A + 0.75%, 4.271%, 10/25/33  (1) 6,829 6,746
Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M1, CMO, ARM
SOFR30A + 0.70%, 4.221%, 12/25/33  (1) 3,020 2,990
Toorak Mortgage
Series 2021-INV1, Class A1, CMO, ARM
1.153%, 7/25/56  (1) 7,361 5,976
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56  (1) 27 26
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57  (1) 76 74

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57  (1) 168 159
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 3.512%, 2/25/57  (1) 151 148
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57  (1) 359 341
Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58  (1) 567 541
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51  (1) 4,800 4,071
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59  (1) 1,237 1,172
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59  (1) 597 575
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59  (1) 1,075 1,009
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60  (1) 747 701
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60  (1) 746 715
Verus Securitization Trust
Series 2020-4, Class A1, CMO, STEP
1.502%, 5/25/65  (1) 1,088 971
Verus Securitization Trust
Series 2020-5, Class A1, CMO, STEP
1.218%, 5/25/65  (1) 3,148 2,860
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60  (1) 814 776
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66  (1) 6,445 5,223
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66  (1) 5,317 4,391
Verus Securitization Trust
Series 2021-5, Class A1, CMO, ARM
1.013%, 9/25/66  (1) 14,033 11,197

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63  (1) 2,445 2,125
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64  (1) 9,264 7,988
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65  (1) 2,968 2,593
227,580
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $345,147) 301,581
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U.S. Government Agency Obligations 0.0%
Federal Home Loan Mortgage, CMO, ARM, 1M USD LIBOR + 0.35%,
4.223%, 2/15/45  190 184
Federal National Mortgage Assn., CMO, ARM, 1M USD LIBOR +
0.40%, 4.416%, 1/25/45  154 150
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $344) 334
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 3.2%
U S Treasury Obligations 3.2%
U.S. Treasury Bills, 0.93%, 12/15/22  (5) 21,000 20,974
U.S. Treasury Bills, 1.28%, 12/8/22  50,000 49,965
U.S. Treasury Bills, 2.34%, 1/26/23  (5) 21,000 20,867
91,806
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $91,851) 91,806
SHORT-TERM INVESTMENTS 11.7%
Commercial Paper 11.7%
4(2) 9.8%(6)
Arrow Electronics, 4.425%, 12/1/22  27,500 27,497
Bacardi Martini, 4.714%, 12/21/22  10,000 9,975
Conagra Foods, 4.351%, 12/1/22  38,375 38,370
Crown Castle Intl, 4.693%, 12/6/22  24,550 24,532
Crown Castle Intl, 5.085%, 1/17/23  2,750 2,732

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Enel Finance, 3.299%, 4/21/23  4,750 4,638
Enel Finance, 5.225%, 1/3/23  14,750 14,685
Energy Transfer Partners, 4.501%, 12/1/22  10,000 9,999
Enterprise Products, 4.06%, 12/1/22  7,500 7,499
Fortune Brands Home, 4.713%, 12/5/22  27,000 26,984
Harley-Davidson Financial Services, 4.662%, 12/6/22  6,500 6,495
Harley-Davidson Financial Services, 4.975%, 1/4/23  20,000 19,910
International Flavors & Fragrances, 2.10%, 12/21/22  9,750 9,725
International Flavors & Fragrances, 4.658%, 12/5/22  8,000 7,995
Plains All American Pipeline, 4.351%, 12/1/22  2,300 2,300
Rogers Communications, 4.593%, 12/8/22  13,000 12,988
Sempra Energy, 4.101%, 12/2/22  5,550 5,549
Syngenta Wilmington, 4.71%, 12/1/22  15,000 14,998
Syngenta Wilmington, 4.764%, 12/7/22  9,600 9,592
Targa Resources, 4.762%, 12/7/22  12,000 11,991
Targa Resources, 4.818%, 12/6/22  15,000 14,990
283,444
Non-4(2) 1.9%
Ovintiv, 4.862%, 12/12/22  14,000 13,979
Ovintiv, 4.918%, 12/19/22  14,450 14,415
Quanta Services, 4.712%, 12/6/22  6,000 5,995
Quanta Services, 4.717%, 12/14/22  7,200 7,187
Quanta Services, 4.814%, 12/13/22  15,000 14,975
56,551
Total Commercial Paper 339,995
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.86%  (7)(8) 3 3
Total Money Market Funds 3
Total Short-Term Investments
(Cost $340,061) 339,998

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.86%  (7)(8) 1,152 1,152
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank 1,152
Total Securities Lending Collateral
(Cost $1,152) 1,152
Total Investments in Securities
100.5% of Net Assets
(Cost $3,019,063) $ 2,913,098
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$1,170,703 and represents 40.4% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4 . All or a portion of this security is on loan at November 30, 2022.
(4) Insured by Assured Guaranty Municipal Corporation
(5) At November 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $283,444 and represents 9.8% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation

T. ROWE PRICE Ultra Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
JPY Japanese Yen
SOFR Secured overnight financing rate
SOFRINDX (Secured overnight financing rate) Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/22 10,000 22 3 19
Goldman Sachs, Protection Sold (Relevant
Credit: Pioneer Natural Resources, BBB*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/22 20,000 48 8 40
Total Bilateral Credit Default Swaps, Protection Sold 11 59
Total Bilateral Swaps 11 59
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: AT&T,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/23 25,000 89 295 (206)
Protection Sold (Relevant Credit: Bank of
America, A-*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/23 20,000 154 277 (123)
Protection Sold (Relevant Credit: Citibank,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/23 20,000 147 269 (122)
Protection Sold (Relevant Credit: Devon
Energy, Baa2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/23 10,000 45 22 23
Protection Sold (Relevant Credit: Devon
Energy, Baa2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/24 10,000 57 19 38
Protection Sold (Relevant Credit: Hess,
Baa3*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/24 10,000 72 53 19
Protection Sold (Relevant Credit: Lennar,
Baa2*), Receive 5.00% Quarterly, Pay
upon credit default, 6/20/23 10,000 349 516 (167)
Protection Sold (Relevant Credit: T-Mobile
US, Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 6/21/27 * 10,000 343 525 (182)

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Verizon
Communications, Baa1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23 25,000 114 343 (229)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (949)
Total Centrally Cleared Swaps (949)
Net payments (receipts) of variation margin to date 959
Variation margin receivable (payable) on centrally cleared swaps $ 10
* Credit ratings as of November 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 2/13/23 USD 7,543 JPY 1,045,950 $ (108)
State Street 2/6/23 USD 7,224 JPY 1,057,200 (501)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (609)

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 23 U.S. Treasury Long Bond contracts 3/23 (2,921) $ (39)
Short, 1,024 U.S. Treasury Notes five year contracts 3/23 (111,176) (673)
Short, 497 U.S. Treasury Notes ten year contracts 3/23 (56,410) (447)
Short, 609 U.S. Treasury Notes two year contracts 3/23 (125,064) (339)
Net payments (receipts) of variation margin to date 522
Variation margin receivable (payable) on open futures contracts $ (976)

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.86% $ — $ — $ 8 ++
Totals $ — # $ — $ 8 +
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Government
Reserve Fund, 3.86% $ 3 ¤ ¤ $ 1,155
Total $ 1,155 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $8 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,155.

T. ROWE PRICE Ultra Short-Term Bond Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,019,063) $ 2,913,098
Interest receivable 17,161
Receivable for shares sold 5,138
Cash 4,966
Receivable for investment securities sold 274
Unrealized gain on bilateral swaps 59
Bilateral swap premiums paid 11
Variation margin receivable on centrally cleared swaps 10
Foreign currency (cost $4) 4
Other assets 89
Total assets 2,940,810
Liabilities
Payable for investment securities purchased 30,717
Payable for shares redeemed 7,165
Obligation to return securities lending collateral 1,152
Variation margin payable on futures contracts 976
Unrealized loss on forward currency exchange contracts 609
Investment management fees payable 388
Due to affiliates 16
Payable to directors 1
Other liabilities 853
Total liabilities 41,877
NET ASSETS $ 2,898,933

T. ROWE PRICE Ultra Short-Term Bond Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (125,198)
Paid-in capital applicable to 590,969,527 shares of $0.01 par value capital stock outstanding; 6,000,000,000 shares of the
Corporation authorized 3,024,131
NET ASSETS $ 2,898,933
NET ASSET VALUE PER SHARE
Investor Class
($1,844,755,605 / 376,255,673 shares outstanding) $ 4.90
I Class
($1,054,080,905 / 214,694,246 shares outstanding) $ 4.91
Z Class
($96,225 / 19,608 shares outstanding) $ 4.91

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/22
Investment Income (Loss)
Income
    Interest $ 37,988
Securities lending 64
Dividend 8
Total income 38,060
Expenses
Investment management 2,631
Shareholder servicing
Investor Class $ 1,580
I Class 71 1,651
Prospectus and shareholder reports
Investor Class 56
I Class 12 68
Custody and accounting 162
Registration 61
Legal and audit 18
Directors 4
Miscellaneous 21
Waived / paid by Price Associates (241)
Total expenses 4,375
Net investment income 33,685

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (40,136)
Futures 10,545
Swaps 1,053
Forward currency exchange contracts 12,677
Foreign currency transactions (120)
Net realized loss (15,981)
Change in net unrealized gain / loss
Securities (19,064)
Futures (1,354)
Swaps (571)
Forward currency exchange contracts (5,373)
Change in net unrealized gain / loss (26,362)
Net realized and unrealized gain / loss (42,343)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (8,658)

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 33,685 $ 35,124
Net realized gain (loss) (15,981) 16,397
Change in net unrealized gain / loss (26,362) (103,685)
Decrease in net assets from operations (8,658) (52,164)
Distributions to shareholders
Net earnings
Investor Class (21,548) (39,919)
I Class (13,232) (15,021)
Z Class (1) (1)
Decrease in net assets from distributions (34,781) (54,941)
Capital share transactions
*
Shares sold
Investor Class 467,185 1,854,223
I Class 290,853 1,188,222
Distributions reinvested
Investor Class 21,333 37,405
I Class 11,910 13,992
Shares redeemed
Investor Class (1,025,176) (3,573,857)
I Class (521,330) (739,696)
Decrease in net assets from capital share
transactions (755,225) (1,219,711)

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Net Assets
Decrease during period (798,664) (1,326,816)
Beginning of period 3,697,597 5,024,413
End of period $ 2,898,933 $ 3,697,597
*Share information (000s)
Shares sold
Investor Class 94,916 367,268
I Class 58,934 235,337
Distributions reinvested
Investor Class 4,341 7,422
I Class 2,419 2,775
Shares redeemed
Investor Class (208,227) (708,733)
I Class (105,791) (146,763)
Decrease in shares outstanding (153,408) (242,694)

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Ultra Short-Term Bond Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund has three classes of shares: the
Ultra Short-Term Bond Fund (Investor Class), the Ultra Short-Term Bond Fund–I Class
(I Class) and the Ultra Short-Term Bond Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively.
The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial

T. ROWE PRICE Ultra Short-Term Bond Fund

reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation

T. ROWE PRICE Ultra Short-Term Bond Fund

of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Ultra Short-Term Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed

T. ROWE PRICE Ultra Short-Term Bond Fund

on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,571,948 $ — $ 2,571,948
Short-Term Investments 3 339,995 — 339,998
Securities Lending Collateral 1,152 — — 1,152
Total Securities 1,155 2,911,943 — 2,913,098
Swaps* — 150 — 150
Total $ 1,155 $ 2,912,093 $ — $ 2,913,248
Liabilities
Swaps* $ — $ 1,029 $ — $ 1,029
Forward Currency Exchange
Contracts — 609 — 609
Futures Contracts* 1,498 — — 1,498
Total $ 1,498 $ 1,638 $ — $ 3,136
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Ultra Short-Term Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Ultra Short-Term Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps $ 150
*
Total $ 150
*
Liabilities
Interest rate derivatives Futures $ 1,498
Foreign exchange derivatives Forwards 609
Credit derivatives Centrally Cleared Swaps 1,029
Total $ 3,136
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Ultra Short-Term Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives)
may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 10,545 $ — $ — $ 10,545
Foreign exchange derivatives — 12,677 — 12,677
Credit derivatives — — 1,053 1,053
Total $ 10,545 $ 12,677 $ 1,053 $ 24,275
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (1,354) $ — $ — $ (1,354)
Foreign exchange derivatives — (5,373) — (5,373)
Credit derivatives — — (571) (571)
Total $ (1,354) $ (5,373) $ (571) $ (7,298)

T. ROWE PRICE Ultra Short-Term Bond Fund

require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs)
or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of November 30, 2022, securities valued at $470,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2022, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $320,000 cash. As of November 30, 2022, securities valued at $24,911,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE Ultra Short-Term Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 1%
and 3% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible

T. ROWE PRICE Ultra Short-Term Bond Fund

illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
November 30, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 4% and 19% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the

T. ROWE PRICE Ultra Short-Term Bond Fund

relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2022, the notional amount of protection sold by the fund totaled $170,000,000 (6.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 5% and 6% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest

T. ROWE PRICE Ultra Short-Term Bond Fund

from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral

T. ROWE PRICE Ultra Short-Term Bond Fund

are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2022, the value of loaned securities was
$1,123,000; the value of cash collateral and related investments was $1,152,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $400,500,000 and $785,710,000, respectively, for the six months ended November 30, 2022. Purchases and sales of U.S. government securities aggregated $2,240,000 and $99,209,000, respectively, for the six months ended
November 30, 2022.
NOTE 5 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2022, the cost of investments for federal income tax purposes was $3,021,394,000. Net unrealized loss aggregated $108,963,000 at period-end, of which $1,284,000 related to appreciated investments and $110,247,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.16% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

T. ROWE PRICE Ultra Short-Term Bond Fund

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to October 1, 2021, the
Investor Class’s contractual expense limitation was 0.35%. During the limitation period, Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2022 as indicated in the table below. Including this amount, expenses previously waived/paid by Price Associates

T. ROWE PRICE Ultra Short-Term Bond Fund

in the amount of $441,000 remain subject to repayment by the fund at November 30,
2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2022, expenses incurred pursuant to these service agreements were
$50,000 for Price Associates; $206,000 for T. Rowe Price Services, Inc.; and $3,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of November 30, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 891,069 shares of the Investor Class, representing less than 1% of the
Investor Class's net assets, 3,392,563 shares of the I Class, representing 2% of the I Class's net assets, and 19,608 shares of the Z Class, representing 100% of the Z Class's net assets.
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.31% 0.05% 0.00%
Expense limitation date 09/30/23 09/30/23 N/A
(Waived)/repaid during the period ($000s) $(241) $— $—
(1)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Ultra Short-Term Bond Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Ultra Short-Term Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Ultra Short-Term Bond Fund

APPROVAL OF SUBADVISORY AGREEMENT
At a meeting held on July 25, 2022 (Meeting), the fund’s Board of Directors (Board)
considered the initial approval of an investment subadvisory agreement (Subadvisory
Contract) that T. Rowe Price Associates, Inc. (Adviser), entered into with T. Rowe Price
International Ltd (Subadviser) on behalf of the fund. The Subadvisory Contract authorizes the Subadviser to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the Subadvisory Contract will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the Subadvisory Contract, the Adviser may pay the
Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
At the Meeting, the Board reviewed materials relevant to its consideration of the proposed Subadvisory Contract. Each year, the Board considers the continuation of the investment management agreement (Advisory Contract) between the fund and the
Adviser. The fund’s Advisory Contract was most recently approved by the Board at a meeting held on March 7–8, 2022 (March Meeting). A discussion of the basis for the
Board’s approval of the Advisory Contract is included in the fund’s annual shareholder report for the period ended May 31, 2022. The factors considered by the Board at the Meeting in connection with approval of the proposed Subadvisory Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the Meeting, the Board, including all of the fund’s independent directors, approved the Subadvisory Contract between the Adviser and Subadviser on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the Subadvisory Contract effective September 1, 2022.

T. ROWE PRICE Ultra Short-Term Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Ultra Short-Term Bond Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202301-2568436
F188-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.   Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3.   Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4.   Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023